Convertible Notes, Promissory Notes, Derivative Liability and Warrants - Schedule of Outstanding Convertible Notes (Details) - Convertible Notes [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Debt Instrument [Line Items]
Principal Amount	$ 3,150,000
JAK & affiliated holders [Member]
Debt Instrument [Line Items]
Principal Amount	$ 50,000
Conversion Price | $ / shares	$ 0.83
Coupon Rate	14.75%
Issuance Date	Apr. 03, 2024
Maturity Date	Oct. 02, 2028
JAK & affiliated holders One [Member]
Debt Instrument [Line Items]
Principal Amount	$ 1,100,000
Conversion Price | $ / shares	$ 0.83
Coupon Rate	14.75%
Issuance Date	Aug. 03, 2024
Maturity Date	Feb. 02, 2029
JAK & affiliated holders Two [Member]
Debt Instrument [Line Items]
Principal Amount	$ 500,000
Conversion Price | $ / shares	$ 0.95
Coupon Rate	14.75%
Issuance Date	Aug. 30, 2024
Maturity Date	Mar. 01, 2029
JAK & affiliated holders Three [Member]
Debt Instrument [Line Items]
Principal Amount	$ 1,500,000
Conversion Price | $ / shares	$ 0.686
Coupon Rate	14.75%
Issuance Date	Nov. 11, 2024
Maturity Date	May 10, 2029